Note 11 - Loans Payable - Schedule of Loans Outstanding (Details) - CAD ($)		Dec. 31, 2017	Dec. 31, 2016	Aug. 27, 2014
Statement Line Items [Line Items]
Loans payable		$ 300,000	$ 150,000	$ 880,000
Unsecured bridge loan [member]
Statement Line Items [Line Items]
Loans payable	[1]		150,000
Unsecured loan [member]
Statement Line Items [Line Items]
Loans payable	[2]	$ 300,000

[1]	The Company received an unsecured bridge loan in December 2016. Included in loans payable are loans amounting to $50,000 (2015 - $480,000) to related parties as disclosed in Note 25.
[2]	The Company received an unsecured loan in December 2017. Included in loans payable are loans amounting to $150,000 (2016 - $50,000) to related parties as disclosed in Note 25.